Shareholder Report	12 Months Ended
May 31, 2024 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	T. ROWE PRICE HIGH YIELD FUND, INC.
Entity Central Index Key	0000754915
Entity Investment Company Type	N-1A
Document Period End Date	May 31, 2024
C000183992
Shareholder Report [Line Items]
Fund Name	U.S. High Yield Fund
Class Name	Investor Class
Trading Symbol	(TUHYX)
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. High Yield Fund - Investor Class	$80	0.75%

Expenses Paid, Amount	$ 80
Expense Ratio, Percent	0.75%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  High yield bonds strongly advanced in the 12-month period ended May 31, 2024, as a pause in rate hikes, receding recession fears, healthy risk appetite, and favorable technical conditions—a pickup in primary issuance and improved market liquidity—supported performance.

  Compared with the style-specific ICE BofA US High Yield Constrained Index, the fund’s strongest relative results were in the media, consumer goods, and services segments. By credit quality, our selection in the B and BB rating tiers provided meaningful relative contributions. Our underweight to BBs was also beneficial as lower qualities outperformed. The fund’s off-benchmark allocation to bank loans added relative value as they outperformed high yield bonds for the year.

  Relative to the style-specific benchmark, the fund’s weakest results were in the capital goods, technology and electronic, and automotive industries. Our selection among CCC rated bonds also detracted. The fund’s cash position, necessary for liquidity purposes, held back relative gains in the strong performance environment.

  The fund seeks total return and, secondarily, current income by investing primarily in U.S. below investment-grade corporate debt securities. We utilized the market’s rally to trim/exit names that we believed to be fully valued and redeployed proceeds into higher-conviction ideas, selectively taking advantage of stronger primary issuance. We expect more income-like returns from here given tight spread levels. We significantly increased the credit quality of the fund and sought to maintain a current yield advantage versus the index by exchanging lower-coupon COVID-era bonds for higher-coupon paper and increasing bank loan exposure.

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	Since Inception 5/19/2017
U.S. High Yield Fund (Investor Class)	12.31%	3.81%	3.79%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	1.31	- 0.17	0.76
ICE BofA US High Yield Constrained Index (Strategy Benchmark)	11.18	4.02	4.01

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares. The fund’s past performance is not a good predictor of the fund’s future performance. Updated performance information can be found at www.troweprice.com.

AssetsNet	$ 474,187,000
Holdings Count | Holding	104
Advisory Fees Paid, Amount	$ 2,174,000
InvestmentCompanyPortfolioTurnover	87.00%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$474,187
Number of Portfolio Holdings	104

Holdings [Text Block]

Credit Quality Allocation* (as a % of Net Assets)

BB Rated	22.8%
B Rated	48.9
CCC Rated	9.9
Bank Debt	13.5
D Rated	0.2
Reserves	4.7

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. When a rating is available from all three agencies, the median rating is used. If there are two ratings, the lower rating is used, and if only one rating is available, that rating is used. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Energy Transfer	2.3%
Osaic Holdings	2.3
Aretec Group	2.0
Vistra	2.0
Victra Holdings	1.9
Six Flags Entertainment	1.9
Enbridge	1.7
Heartland Dental	1.7
Sigma Holdco	1.6
Civitas Resources	1.5

Material Fund Change [Text Block]
C000183993
Shareholder Report [Line Items]
Fund Name	U.S. High Yield Fund
Class Name	Advisor Class
Trading Symbol	(TUHAX)
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. High Yield Fund - Advisor Class	$95	0.90%

Expenses Paid, Amount	$ 95
Expense Ratio, Percent	0.90%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  High yield bonds strongly advanced in the 12-month period ended May 31, 2024, as a pause in rate hikes, receding recession fears, healthy risk appetite, and favorable technical conditions—a pickup in primary issuance and improved market liquidity—supported performance.

  Compared with the style-specific ICE BofA US High Yield Constrained Index, the fund’s strongest relative results were in the media, consumer goods, and services segments. By credit quality, our selection in the B and BB rating tiers provided meaningful relative contributions. Our underweight to BBs was also beneficial as lower qualities outperformed. The fund’s off-benchmark allocation to bank loans added relative value as they outperformed high yield bonds for the year.

  Relative to the style-specific benchmark, the fund’s weakest results were in the capital goods, technology and electronic, and automotive industries. Our selection among CCC rated bonds also detracted. The fund’s cash position, necessary for liquidity purposes, held back relative gains in the strong performance environment.

  The fund seeks total return and, secondarily, current income by investing primarily in U.S. below investment-grade corporate debt securities. We utilized the market’s rally to trim/exit names that we believed to be fully valued and redeployed proceeds into higher-conviction ideas, selectively taking advantage of stronger primary issuance. We expect more income-like returns from here given tight spread levels. We significantly increased the credit quality of the fund and sought to maintain a current yield advantage versus the index by exchanging lower-coupon COVID-era bonds for higher-coupon paper and increasing bank loan exposure.

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
U.S. High Yield Fund (Advisor Class)	12.14%	3.63%	4.11%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	1.31	- 0.17	1.26
ICE BofA US High Yield Constrained Index (Strategy Benchmark)	11.18	4.02	4.20

The preceding line graph shows the value of a hypothetical $10,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares. The fund’s past performance is not a good predictor of the fund’s future performance. Updated performance information can be found at www.troweprice.com.

AssetsNet	$ 474,187,000
Holdings Count | Holding	104
Advisory Fees Paid, Amount	$ 2,174,000
InvestmentCompanyPortfolioTurnover	87.00%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$474,187
Number of Portfolio Holdings	104

Holdings [Text Block]

Credit Quality Allocation* (as a % of Net Assets)

BB Rated	22.8%
B Rated	48.9
CCC Rated	9.9
Bank Debt	13.5
D Rated	0.2
Reserves	4.7

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. When a rating is available from all three agencies, the median rating is used. If there are two ratings, the lower rating is used, and if only one rating is available, that rating is used. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Energy Transfer	2.3%
Osaic Holdings	2.3
Aretec Group	2.0
Vistra	2.0
Victra Holdings	1.9
Six Flags Entertainment	1.9
Enbridge	1.7
Heartland Dental	1.7
Sigma Holdco	1.6
Civitas Resources	1.5

Material Fund Change [Text Block]
C000183994
Shareholder Report [Line Items]
Fund Name	U.S. High Yield Fund
Class Name	I Class
Trading Symbol	(TUHIX)
Annual or Semi-Annual Statement [Text Block]	Annual Shareholder Report
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find the fund’s prospectus, financial information on Form N-CSR (which includes required tax information for dividends), holdings, proxy voting information, and other information at
Expenses [Text Block]

What were the fund costs for the last year? (based on a hypothetical $10,000 investment)

	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
U.S. High Yield Fund - I Class	$65	0.61%

Expenses Paid, Amount	$ 65
Expense Ratio, Percent	0.61%
Factors Affecting Performance [Text Block]

What drove fund performance during the past 12 months?

  High yield bonds strongly advanced in the 12-month period ended May 31, 2024, as a pause in rate hikes, receding recession fears, healthy risk appetite, and favorable technical conditions—a pickup in primary issuance and improved market liquidity—supported performance.

  Compared with the style-specific ICE BofA US High Yield Constrained Index, the fund’s strongest relative results were in the media, consumer goods, and services segments. By credit quality, our selection in the B and BB rating tiers provided meaningful relative contributions. Our underweight to BBs was also beneficial as lower qualities outperformed. The fund’s off-benchmark allocation to bank loans added relative value as they outperformed high yield bonds for the year.

  Relative to the style-specific benchmark, the fund’s weakest results were in the capital goods, technology and electronic, and automotive industries. Our selection among CCC rated bonds also detracted. The fund’s cash position, necessary for liquidity purposes, held back relative gains in the strong performance environment.

  The fund seeks total return and, secondarily, current income by investing primarily in U.S. below investment-grade corporate debt securities. We utilized the market’s rally to trim/exit names that we believed to be fully valued and redeployed proceeds into higher-conviction ideas, selectively taking advantage of stronger primary issuance. We expect more income-like returns from here given tight spread levels. We significantly increased the credit quality of the fund and sought to maintain a current yield advantage versus the index by exchanging lower-coupon COVID-era bonds for higher-coupon paper and increasing bank loan exposure.

Average Annual Return [Table Text Block]

Average Annual Total Returns

	1 Year	5 Years	10 Years
U.S. High Yield Fund (I Class)	12.49%	3.96%	4.41%
Bloomberg U.S. Aggregate Bond Index (Regulatory Benchmark)	1.31	- 0.17	1.26
ICE BofA US High Yield Constrained Index (Strategy Benchmark)	11.18	4.02	4.20

The preceding line graph shows the value of a hypothetical $500,000 investment in the fund over the past 10 fiscal year periods or since inception (for funds lacking 10-year records). The fund’s performance information included in the line graph and table above is compared with a regulatory required index that represents an overall securities market (Regulatory Benchmark). In addition, the line graph and table may also include one or more indexes that more closely aligns to the fund's investment strategy (Strategy Benchmark(s)). Due to new SEC Rules on shareholder reporting the fund adopted a new broad-based securities market index, referred to as the Regulatory Benchmark. Market index returns do not include expenses, which are deducted from fund returns. The fund's total return figures reflect the reinvestment of dividends and capital gains, if any. Neither the fund’s returns nor the index returns reflect the deduction of taxes that a shareholder would pay on fund distributions or redemptions of fund shares. The fund’s past performance is not a good predictor of the fund’s future performance. Updated performance information can be found at www.troweprice.com.

AssetsNet	$ 474,187,000
Holdings Count | Holding	104
Advisory Fees Paid, Amount	$ 2,174,000
InvestmentCompanyPortfolioTurnover	87.00%
Additional Fund Statistics [Text Block]

What are some fund statistics?

Fund Statistics

Total Net Assets (000s)	$474,187
Number of Portfolio Holdings	104

Holdings [Text Block]

Credit Quality Allocation* (as a % of Net Assets)

BB Rated	22.8%
B Rated	48.9
CCC Rated	9.9
Bank Debt	13.5
D Rated	0.2
Reserves	4.7

*Credit ratings for the securities held in the Fund are provided by Moody’s, Standard & Poor’s, and Fitch and are converted to the Standard & Poor’s nomenclature. A rating of AAA represents the highest-rated securities, and a rating of D represents the lowest rated securities. When a rating is available from all three agencies, the median rating is used. If there are two ratings, the lower rating is used, and if only one rating is available, that rating is used. If a rating is not available, the security is classified as Not Rated. The rating of the underlying investment vehicle is used to determine the creditworthiness of credit default swaps and sovereign securities. The Fund is not rated by any agency.

Largest Holdings [Text Block]

Top Ten Holdings (as a % of Net Assets)

Energy Transfer	2.3%
Osaic Holdings	2.3
Aretec Group	2.0
Vistra	2.0
Victra Holdings	1.9
Six Flags Entertainment	1.9
Enbridge	1.7
Heartland Dental	1.7
Sigma Holdco	1.6
Civitas Resources	1.5

Material Fund Change [Text Block]